5. GE Trademark License Agreement	3 Months Ended	9 Months Ended
	Mar. 31, 2015	Sep. 30, 2015
Quarter Three Report [Member]
5. GE Trademark License Agreement

Note 5 GE Trademark License Agreement

The Company entered into an amended License Agreement with General Electric regarding the trademarking of its products. The License Agreement is amortized through its expiration in November 2018.

	September 30, 2015	December 31, 2014
GE Trademark License	$12,000,000	$12,000,000
Less: Impairment Charges	—	—
Less: Accumulated Amortization	(4,260,870)	(2,434,783)
Patents – net	$7,739,130	$9,565,217

At September 30, 2015 future amortization of intangible assets is as follows for the remaining:

Year Ending December 31
2015	$615,384
2016	2,448,161
2017	2,441,472
2018	2,234,113
$7,739,130

Quarter One Report [Member]
5. GE Trademark License Agreement

Note 5 GE Trademark License Agreement

The company entered into an amended agreement with General Electric regarding the trademarking of its products. The license is amortized through its expiration in November, 2018.

	March 31, 2015	December 31, 2014

GE Trademark License	$12,000,000	$12,000,000
Less: Impairment Charges	—	—
Less: Accumulated Amortization	(3,036,789)	(2,434,783)
Patents – net	$8,963,211	$9,565,217

At March 31, 2015 future amortization of intangible assets is as follows:

Year Ending December 31
2015	$1,839,465
2016	2,448,161
2017	2,441,472
2018	2,234,114
$8,963,211